Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total assets	$ 4,989,076	$ 5,409,686
Unallocated:
Cash and cash equivalents	226,328	160,221	$ 124,880	$ 149,014
Advances to affiliates	3,025	5,143
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,482,374	4,924,627
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	277,349	319,695
Cash and Cash Equivalents [Member] | Unallocated
Unallocated:
Cash and cash equivalents	226,328	160,221
Affiliated Entity [Member] | Unallocated
Unallocated:
Advances to affiliates	$ 3,025	$ 5,143